Related Parties Transactions (Details) - 12 months ended Dec. 31, 2025 ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Related Parties Transactions [Abstract]
Total current monthly gross amount	$ 20	₪ 65